Significant events after the reporting period	12 Months Ended
Dec. 31, 2025
Significant Events After Reporting Period
Significant events after the reporting period

38. Significant events after the reporting period

On June 1, 2022, the Company entered into a contract to acquire a building (land included) in Taichung, Taiwan for its new headquarter. Subsequent to December 31, 2025, the total transaction price was adjusted to NT$120,000,000 ($3,825,311). As of December 31, 2025, the Company had paid a total of NT$20,000,000 ($637,552) and obtained a mortgage of NT$100,000,000 ($3,187,759), the remaining will be paid when the transaction is completed. In March 2026, the transaction was successfully completed. The remaining balance of NT$100,000,000 ($3,187,759) was settled through a mortgage loan obtained by the Company, and the title transfer of the property has been finalized.

On February 23, 2026, the Company entered into an exclusive global distribution agreement with Patriot Green Energy Technology (“PSSB”), a developer and manufacturer of next-generation solid-state battery technology. PSSB is significantly backed by the Industrial Technology Research Institute, a leading technology incubator in Taiwan.

The Group has assessed all events from December 31, 2025 up through April 30, 2026, which is the date that these consolidated financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these consolidated financial statements.